UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      3G Capital Partners Ltd.

Address:   c/o 3G Capital Inc.
           600 Third Avenue, 37th Floor
           New York, NY 10016


Form 13F File Number: 028-12896


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bernardo Piquet
Title:  Director
Phone:  (212) 893-6727

Signature,  Place,  and  Date  of  Signing:

/s/ Bernardo Piquet                New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      313,748
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
CBS CORP NEW                 CL B           124857202   21,765    801,954 SH       SOLE                   801,954      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305    4,249     74,629 SH       SOLE                    74,629      0    0
CVR ENERGY INC               COM            12662P108    5,406    288,600 SH       SOLE                   288,600      0    0
DELPHI AUTOMOTIVE PLC        SHS            G27823106   36,896  1,712,898 SH       SOLE                 1,712,898      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104   32,048    354,395 SH       SOLE                   354,395      0    0
HOLLYFRONTIER CORP           COM            436106108   22,390    956,824 SH       SOLE                   956,824      0    0
NCR CORP NEW                 COM            62886E108    7,827    475,512 SH       SOLE                   475,512      0    0
NEWS CORP                    CL A           65248E104   10,563    592,067 SH       SOLE                   592,067      0    0
SIRIUS XM RADIO INC          COM            82967N108   24,349 13,378,561 SH       SOLE                13,378,561      0    0
TIME WARNER CABLE INC        COM            88732J207   42,327    665,833 SH       SOLE                   665,833      0    0
TYCO INTERNATIONAL LTD       SHS            H89128104   29,117    623,361 SH       SOLE                   623,361      0    0
UNION PAC CORP               COM            907818108   32,830    309,895 SH       SOLE                   309,895      0    0
VALE S A                     ADR            91912E105       88      4,123 SH       SOLE                     4,123      0    0
VERISIGN INC                 COM            92343E102   33,975    951,155 SH       SOLE                   951,155      0    0
WALGREEN CO                  COM            931422109    9,918    300,000 SH  PUT  SOLE                   300,000      0    0


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